Financial results	12 Months Ended
Dec. 31, 2021
Financial results
Financial results

26.        Financial results

	2021	2020	2019
Financial income
Interest on tuition fees paid in arrears	17,456	15,715	8,265
Financial investment yield	23,982	6,296	10,726
Foreign exchange gain (i)	3,817	13,550	-
Other	265	997	203
Total	45,520	36,558	19,194

Financial expenses
Interest on accounts payable from acquisition of subsidiaries	(40,405)	(34,980)	(44,258)
Interest on lease	(16,008)	(15,085)	(12,393)
Interest on loans and financing	(8,642)	(6,205)	-
Foreign exchange loss	(1,711)	(2,714)	-
Other	(8,113)	(5,434)	(3,739)
Total	(74,879)	(64,418)	(60,390)

Financial results	(29,359)	(27,860)	(41,196)
(i)	Gain of R$12,966 in 2020 due to exchange rate increase over the proceeds from the initial public offering while cash not partially transferred to operations in Brazil.